Document and Entity Information Document	Nov. 02, 2023
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Nov. 02, 2023
Entity Registrant Name	R1 RCM Inc. /DE
Entity Incorporation, State or Country Code	DE
Entity File Number	001-41428
Entity Tax Identification Number	87-4340782
Entity Address, Address Line One	433 W. Ascension Way
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Murray
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84123
City Area Code	312
Local Phone Number	324-7820
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	RCM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001910851
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A amends and updates the Current Report on Form 8-K of R1 RCM Inc. (the “Company”), originally furnished by the Company to the Securities and Exchange Commission (the “SEC”) on November 2, 2023 (the “Original 8-K”). The sole purpose of this Form 8-K/A is to correct certain of the financial information contained in Exhibit 99.1 to the Original Form 8-K as a result of the restatement of previously issued financial statements described below.